Financial Instruments and Risk Management - Carrying Value and Fair Value of Financial Instruments (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	CAD (50,095)	CAD (31,365)
Liabilities	(50,095)	(31,365)
FVTPL | Derivatives | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(50,095)	(31,365)
Liabilities	(50,095)	(31,365)
Other financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(1,830,864)	(1,867,043)
Liabilities	(1,788,820)	(1,739,424)
Other financial liabilities | Trade and other payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(144,542)	(112,973)
Liabilities	(144,542)	(112,973)
Other financial liabilities | Bank loan
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(212,138)	(187,954)
Liabilities	(213,376)	(191,286)
Other financial liabilities | Long-term notes | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	(1,474,184)	(1,566,116)
Liabilities	(1,430,902)	(1,435,165)
FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	18,510	4,924
Financial assets, at fair value	18,510	4,924
FVTPL | Cash | Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	0	2,705
Financial assets, at fair value	0	2,705
FVTPL | Derivatives | Level 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	18,510	2,219
Financial assets, at fair value	18,510	2,219
Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	112,844	112,171
Financial assets, at fair value	112,844	112,171
Loans and receivables | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	112,844	112,171
Financial assets, at fair value	CAD 112,844	CAD 112,171